Property, equipment and software, net (Tables)	12 Months Ended
Dec. 31, 2023
Property, equipment and software, net
Schedule of property, equipment and software, net

	As of December 31,
	2022	2023
	RMB	RMB
Building	92,747	—
Computer and electronic equipment	11,675	5,224
Software	7,990	7,149
Office furniture and equipment	581	942
Leasehold improvement	1,458
Total	114,451	13,315
Less: Accumulated depreciation and amortization	(24,656)	(9,403)
Less: Impairment loss	—	(3,912)
Property, equipment and software, net	89,795	—